John Hancock Funds III

601 Congress Street

Boston, MA 02210

July 1, 2014

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds III (the "Registrant")

File Nos. 333-125838; 811-21777

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the forms of prospectuses and statement of additional information dated July 1, 2014 for each class of shares of Core High Yield Fund, Disciplined Value Fund, Disciplined Value Mid Cap Fund, Global Shareholder Yield Fund, International Core Fund, International Growth Fund, International Value Equity Fund, Select Growth Fund, Small Company Fund, and Strategic Growth Fund, each a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission on June 27, 2014 via EDGAR.

If you have any questions or comments, please call me at 617-663-4326.

/s/Andrew Wilkins

Andrew Wilkins

Assistant Secretary